Employee Future Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Defined Benefit
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	$ 152
2021	156
2022	164
2023	168
2024	175
2025-2029	959
OPEB
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	25
2021	27
2022	29
2023	30
2024	31
2025-2029	$ 174